SCHEDULE OF ESTIMATING THE FAIR VALUE OF THE WARRANTS (Details) - Notable Labs Inc [Member]	Dec. 31, 2022	Jul. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and rights outstanding measurement input	4.41	3.11
Measurement Input, Expected Term [Member]
Restructuring Cost and Reserve [Line Items]
Expected life (years)	2 years	2 years 6 months
Measurement Input, Price Volatility [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and rights outstanding measurement input	95.0	95.0
Measurement Input, Expected Dividend Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants and rights outstanding measurement input	0.00	0.0